Equity Method Investment	3 Months Ended
Mar. 31, 2025
Equity Method Investment [Abstract]
Equity method investment
(12)	Equity method investment

Details of investment under the equity method are as follows:

			March 31, 2025		December 31, 2024
	Location	Main business	Ownership	Book value	Ownership	Book value
Taction Co., LTD	Korea	Software development	33.3%	$-	33.3%	$-

The summarized financial information of investment under the equity method as of the closing date and for the current period is as follows:

	As of and for the year ended December 31, 2024
						Comprehensive
	Assets	Liabilities	Revenue	Net loss		loss
Taction Co., LTD	$97,936	$32,785	$-	₩	-74,740	$-74,740

There is no equity method valuation applied on investments in associate for the three-months ended March 31, 2025 or 2024.

Taction Co., Ltd. was incorporated to engage in software development and IT consulting. As no practical plan to generate revenue and maintain going-concern basis in the foreseeable future was provided, the Parent recognized impairment loss amounting to acquisition cost.